LEASES (Tables)	12 Months Ended
Jul. 31, 2018
Leases [Abstract]
Schedule of rental expense

Rental expense for leased real property for each of the three fiscal years in the period ended July 31, 2018 was exceeded by sublease rental income, as follows:

	2018	2017	2016
Minimum rental expense	$1,750,859	$1,899,374	$1,726,528
Contingent rental expense	1,034,762	833,641	825,695
	2,785,621	2,733,015	2,552,223
Sublease rental income	6,901,958	6,750,325	6,341,145
Excess of sublease income over expense	$4,116,337	$4,017,310	$3,788,922

Schedule of future minimum non-cancelable rental commitments

Future minimum non-cancelable rental commitments for operating leases with initial or remaining terms of one year or more are payable as follows:

Operating
Fiscal Year	Leases
2019	$1,853,841
2020	1,858,754
2021	1,860,485
2022	1,856,314
2023	1,864,455
After 2023	10,801,871
Total required*	$20,095,720

*	Minimum payments have not been reduced by minimum sublease rentals of $31,436,747 under operating leases due in the future under non-cancelable leases.